Cover	Jan. 09, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 09, 2024
Entity File Number	001-38387
Entity Registrant Name	HYCROFT MINING HOLDING CORPORATION
Entity Central Index Key	0001718405
Entity Tax Identification Number	82-2657796
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4300 Water Canyon Road
Entity Address, Address Line Two	Unit 1
Entity Address, City or Town	Winnemucca
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89445
City Area Code	(775)
Local Phone Number	304-0260
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class Common Stock Par Value 0. 0001 Per Share [Member]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	HYMC
Security Exchange Name	NASDAQ
Warrants To Purchase Common Stock [Member]
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	HYMCW
Security Exchange Name	NASDAQ
Warrants To Purchase Common Stock Member 1 [Member]
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	HYMCL
Security Exchange Name	NASDAQ